INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 15, 2018	Dec. 31, 2017	Aug. 31, 2017	May 31, 2017	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method					$ 0		$ 0	$ 1,289,000,000	$ 0
Gain (Loss) on Disposition of Business					$ 0		$ 0	338,000,000	$ 0
Decrease (Increase) in Investment in Associates and Joint Ventures From Disposition Of Interests								951,000,000		$ 177,000,000
Acquisitions								72,000,000		620,000,000
Chilean electricity transmission operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method	$ 1,300,000,000
Gain (Loss) on Disposition of Business						$ 338,000,000
Gain (Loss) on Disposition of Business, Net of Tax						209,000,000
Reclassification adjustments on exchange differences on translation, net of tax						$ 35,000,000
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Gain (loss) on investment			$ 0
Decrease (Increase) in Investment in Associates and Joint Ventures From Disposition Of Interests										177,000,000
Acquisitions								$ 0		$ 349,000,000
Ownership Interest		45.00%								8.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions				$ 200,000,000